Assets and liabilities held for sale (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Assets and Liabilities Held for Sale and Distribution
The following table provides a breakdown of assets and liabilities held for sale at December 31, 2020:

(Euro thousands)	At December 31, 2020
Intangibles assets	656
Property plant and equipment	1,801
Right-of-use assets	83
Other non-current financial assets	—
Deferred tax assets	1,393
Inventories	7,079
Trade receivables	3,081
Tax receivables	455
Other financial assets	345
Other current assets	1,752
Cash and cash equivalents	580

Total assets	17,225
Employee benefits	1,130
Deferred tax liabilities	—
Lease liabilities	83
Derivative financial instruments	—
Other current liabilities	9,385
Provision for risks and charges	1,505
Tax liabilities	1,181
Trade payables and customer advances	3,441

Total liabilities	16,725

Assets and liabilities held for sale	500